SunAmerica Money Market Funds, Inc.

   Supplement to the Statement of Additional Information dated April 29, 2004

       Effective June 1, 2004, the Net Asset Value Transfer Program is no longer being offered. All references to the program are no longer applicable.

Dated: May 13, 2004